UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/11

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  919 East Main Street, 16th Floor
          Richmond, VA  23219

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (804) 643-1100

Signature, Place, and Date of Signing:

s/ John H. Bocock     Richmond, VA      August 8, 2011
(Signature)          (City, State)      (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  28

Form 13F Information Table Value Total:	 $133,070
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

                                                               Value  Shares or Sh/ Put/ Invstm  Other      Voting Authority
Name of Issuer                    Title of Class     Cusip    (x1000)  Prn Amt  Prn Call Dscret  Managers  Sole  Shared  None

BABCOCK & WILCOX CO (THE)               COM        05615F102    2,724    98,290  SH        Sole           98,290    0     0
BRIGHAM EXPLORATION CO                  COM        109178103    3,912   130,700  SH        Sole          130,700    0     0
CAMERON INTERNATIONAL CORP              COM        13342B105    3,264    64,900  SH        Sole           64,900    0     0
CHESAPEAKE ENERGY CORP                  COM        165167107   11,197   377,127  SH        Sole          377,127    0     0
CHESAPEAKE ENERGY CORP                  COM        165167107      891    30,000  SH  PUT   Sole           30,000    0     0
COMPLETE PRODUCTION SERVICES            COM        20453E109    5,481   164,300  SH        Sole          164,300    0     0
GULFPORT ENERGY CORP (NEW)            COM NEW      402635304    2,357    79,400  SH        Sole           79,400    0     0
HALLIBURTON COMPANY                     COM        406216101    2,550    50,000  SH        Sole           50,000    0     0
ISHARES RUSSELL 2000 INDEX FD      RUSSELL 2000    464287655   10,764   130,000  SH  PUT   Sole          130,000    0     0
KEY ENERGY SERVICES INC                 COM        492914106    3,330   185,013  SH        Sole          185,013    0     0
MCDERMOTT INTL                          COM        580037109   10,653   537,783  SH        Sole          537,783    0     0
MILLER ENERGY RES INC                   COM        600527105    2,890   451,545  SH        Sole          451,545    0     0
MILLER ENERGY RES INC                   COM        600527105    2,368   370,000  SH  CALL  Sole          370,000    0     0
NEWFIELD EXPLORATION CO.                COM        651290108    4,851    71,312  SH        Sole           71,312    0     0
NORTHERN OIL AND GAS, INC               COM        665531109    1,994    90,000  SH        Sole           90,000    0     0
PATTERSON-UTI ENERGY, INC. ORD          COM        703481101    2,902    91,800  SH        Sole           91,800    0     0
PEABODY ENERGY CORP                     COM        704549104    6,480   110,000  SH  CALL  Sole          110,000    0     0
PUDA COAL INC                      COM PAR $.001   744674300      180    30,000  SH        Sole           30,000    0     0
RANGE RESOURCES CORP                    COM        75281A109    4,292    77,330  SH        Sole           77,330    0     0
SANDRIDGE ENERGY, INC                   COM        80007P307   14,929 1,400,500  SH        Sole        1,400,500    0     0
SANDRIDGE ENERGY, INC                   COM        80007P307    6,076   570,000  SH  PUT   Sole          570,000    0     0
SOUTHWESTERN ENERGY CO.                 COM        845467109    2,144    50,000  SH        Sole           50,000    0     0
SWIFT ENERGY COMPANY                    COM        870738101    3,993   107,129  SH        Sole          107,129    0     0
ULTRA PETROLEUM CORP                    COM        903914109   10,538   230,084  SH        Sole          230,084    0     0
UR-ENERGY INC                           COM        91688R108      805   503,200  SH        Sole          503,200    0     0
WEATHERFORD INTERNATIONAL LTD         REG SHS      H27013103    2,625   140,000  SH        Sole          140,000    0     0
NOBLE CORPORATION (CH)               NAMEN AKT     H5833N103    7,098   180,102  SH        Sole          180,102    0     0
TRANSOCEAN LTD                        REG SHS      H8817H100    1,782    27,595  SH        Sole           27,595    0     0
